Summary of Significant Accounting Policies (Details 2) - USD ($)	12 Months Ended		24 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenue	$ 7,481,411	$ 6,685,387
Smart Campus Infrastructure [Member] | Campus And Education Services [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenue	420,296		$ 2,113,485
Education Content And Learning Resources [Member] | Campus And Education Services [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenue	294,376	2,909,528
Examination And Assessment Services [Member] | Campus And Education Services [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenue	51,541	665,258
A I Vocational Training And Talent Development [Member] | Campus And Education Services [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenue	510,175	153,666
Campus Operations And Student Life Services [Member] | Campus And Education Services [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenue	5,716,733
International Education Testing [Member] | Campus And Education Services [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenue	92,189
A I Application Enterprise Solution [Member] | Campus And Education Services [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenue	$ 396,101	$ 843,450